FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS [abstract]
Schedule of financial instruments measured at fair value for each hierarchy
	December 31, 2019	Level 1	Level 2	Level 3
Assets measured at fair value
Other financial assets-current
Corporate wealth management products	107,853	-	107,853	-
Money market funds	6,660	6,660	-	-
Equity investments
Non-publicly traded investments – non current	1,809	-	-	1,809
Publicly traded investments – non current*	1,127	1,127	-
	117,449	7,787	107,853	1,809

	December 31, 2018	Level 1	Level 2	Level 3
Assets measured at fair value
Other financial assets-current
Corporate wealth management products	105,917	-	105,917	-
Money market funds	19,366	19,366	-	-
Equity investments
Non-publicly traded investments – non current	18	-	-	18
Publicly traded investments – non current*	1,110	1,110	-	-
	126,411	20,476	105,917	18

*

All gains and losses included in other comprehensive income related to financial assets at fair value through other comprehensive income held at the end of the reporting period are reported as fair value change on equity investments designated as at fair value through other comprehensive income.